QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 20       QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	2011
	Successor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Total revenues	$620,414	$603,020	$624,179	$657,985
Operating income	158,314	143,821	135,698	122,832
Income (loss) from continuing operations	9,846	(197,191)	260,250	(352,693)
Income (loss) from discontinued operations	(2,910)	(4,922)	(3,689)	(15,572)
Net income (loss) attributable to common shareholders	5,664	(203,047)	252,049	(367,838)
Basic earnings (loss) per share from:(1)
Continuing operations	0.01	(0.21)	0.27	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Diluted earnings (loss) per share from:(1)
Continuing operations	—	(0.21)	(0.08)	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Dividends declared per share(2)	0.10	0.10	0.10	0.53
Weighted-average shares outstanding:
Basic	957,435	946,769	936,260	943,669
Diluted	996,936	946,769	970,691	943,669

	2010
	Predecessor				Successor
	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 9	Period from November 10 through December 31
	(In thousands, except per share amounts)
Total revenues	$625,672	$616,642	$622,830	$276,299	$373,250
Operating income	242,641	236,348	233,818	107,492	75,804
Income (loss) from continuing operations	(19,560)	(126,080)	(226,657)	(263,044)	(249,079)
Income (loss) from discontinued operations	75,334	8,508	(7,122)	(653,787)	(7,005)
Net income (loss) attributable to common shareholders	51,656	(117,527)	(231,185)	(888,702)	(254,216)
Basic earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Diluted earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Dividends declared per share	—	—	—	—	0.38
Weighted-average shares outstanding:
Basic	315,773	317,363	317,393	317,393	945,248
Diluted	317,070	317,363	317,393	317,393	945,248

(1)          Earnings (loss) per share for the quarters do not add up to annual earnings per share due to the issuance of additional common stock during the year.

(2)          Includes $0.43 non-cash distribution of Rouse Properties, Inc. (Note 11).